Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Service Agreements
Related Party Transactions
Sales of goods and services	€ 1,618	€ 1,364
Purchases of goods and services	15,224	28,905
Balances
Accounts receivable	7,915		€ 21,046
Accounts payable	5,104		3,366
Accrued expenses	13,019		5,172
Products
Related Party Transactions
Sales of goods and services	13,818	18,772
Purchases of goods and services	126,225	103,026
Balances
Accounts receivable	19,109		19,890
Accounts payable	100,653		51,362
Fresenius SE | Service Agreements
Related Party Transactions
Sales of goods and services	24
Purchases of goods and services	2,199	5,289
Balances
Accounts receivable	159		83
Accounts payable	3,069		196
Fresenius SE affiliates | Service Agreements
Related Party Transactions
Sales of goods and services	311	155
Purchases of goods and services	13,025	23,616
Balances
Accounts receivable	1,485		1,555
Accounts payable	2,035		3,170
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	13,818	18,772
Purchases of goods and services	9,311	6,643
Balances
Accounts receivable	19,109		19,890
Accounts payable	7,851		7,818
Equity method investees | Service Agreements
Related Party Transactions
Sales of goods and services	1,283	1,209
Balances
Accounts receivable	6,271		19,408
Equity method investees | Products
Related Party Transactions
Purchases of goods and services	116,914	€ 96,383
Balances
Accounts payable	€ 92,802		€ 43,544